EMPLOYEE BENEFIT PLANS - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Percentage of employee contributions matched	100.00%
Percentage of employee's salary matched, maximum	4.00%
Employee contributions, maximum	$ 9,800	$ 9,800
Matching contributions	$ 8,800,000	$ 1,700,000